Derivative financial instruments - Carrying value of derivative instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Derivative Assets Held for Trading
Gross derivative assets, trading	$ 43,376	$ 55,908
Impact of netting arrangements on derivative assets, trading	(25,010)	(34,402)
Total of net derivative assets held, trading	18,366	21,506
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(42,766)	(57,035)
Impact of netting arrangements on derivative liabilities, trading	25,240	34,819
Total of net derivative liabilities, trading	(17,526)	(22,216)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	4,317	7,427
Impact of netting arrangements on derivative assets, hedging	(3,330)	(5,566)
Total of net derivative assets, hedging	987	1,861
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(5,663)	(10,518)
Impact of netting arrangements on derivative liabilities, hedging	5,130	9,680
Total of net derivative liabilities, hedging	(533)	(838)
Total derivatives carrying value, Assets
Gross derivative assets	47,693	63,335
Impact of netting arrangements on derivative assets	(28,340)	(39,968)
Total of net derivative assets	19,353	23,367
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(48,429)	(67,553)
Impact of netting arrangements on derivative liabilities	30,370	44,499
Total of net derivative liabilities	(18,059)	(23,054)
Interest rate contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	30,607	44,541
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(29,752)	(42,903)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	3,530	5,916
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(5,437)	(10,331)
Total derivatives carrying value, Assets
Gross derivative assets	34,137	50,457
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(35,189)	(53,234)
Interest rate contracts | Forward rate agreements
Derivative Assets Held for Trading
Gross derivative assets, trading	1	14
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(1)	(14)
Total derivatives carrying value, Assets
Gross derivative assets	1	14
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(1)	(14)
Interest rate contracts | Swap agreements
Derivative Assets Held for Trading
Gross derivative assets, trading	30,491	44,366
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(29,630)	(42,724)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	3,530	5,916
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(5,437)	(10,331)
Total derivatives carrying value, Assets
Gross derivative assets	34,021	50,282
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(35,067)	(53,055)
Interest rate contracts | Interest rate options
Derivative Assets Held for Trading
Gross derivative assets, trading	115	161
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(121)	(165)
Total derivatives carrying value, Assets
Gross derivative assets	115	161
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(121)	(165)
FX contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	12,527	10,955
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(12,639)	(13,869)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	787	1,511
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(226)	(187)
Total derivatives carrying value, Assets
Gross derivative assets	13,314	12,466
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(12,865)	(14,056)
FX contracts | Spot and forward contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	5,896	5,595
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(5,554)	(4,797)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	38	61
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(51)	(46)
Total derivatives carrying value, Assets
Gross derivative assets	5,934	5,656
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(5,605)	(4,843)
FX contracts | Cross currency swap agreements
Derivative Assets Held for Trading
Gross derivative assets, trading	6,433	4,977
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(6,912)	(8,872)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	749	1,450
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(175)	(141)
Total derivatives carrying value, Assets
Gross derivative assets	7,182	6,427
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(7,087)	(9,013)
FX contracts | Fx options
Derivative Assets Held for Trading
Gross derivative assets, trading	198	383
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(173)	(200)
Total derivatives carrying value, Assets
Gross derivative assets	198	383
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(173)	(200)
Credit default swaps
Derivative Assets Held for Trading
Gross derivative assets, trading	13	57
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(15)	(59)
Total derivatives carrying value, Assets
Gross derivative assets	13	57
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15)	(59)
Credit default swaps | Credit protection bought
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(15)	(59)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15)	(59)
Credit default swaps | Credit protection sold
Derivative Assets Held for Trading
Gross derivative assets, trading	13	57
Total derivatives carrying value, Assets
Gross derivative assets	13	57
Commodity contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	227	352
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(360)	(204)
Total derivatives carrying value, Assets
Gross derivative assets	227	352
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(360)	(204)
Equities
Derivative Assets Held for Trading
Gross derivative assets, trading	2	3
Total derivatives carrying value, Assets
Gross derivative assets	2	3
Parent Entity
Derivative Assets Held for Trading
Gross derivative assets, trading	43,715	56,099
Impact of netting arrangements on derivative assets, trading	(25,299)	(34,521)
Total of net derivative assets held, trading	18,416	21,578
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(42,962)	(57,443)
Impact of netting arrangements on derivative liabilities, trading	25,365	35,175
Total of net derivative liabilities, trading	(17,597)	(22,268)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	3,752	6,663
Impact of netting arrangements on derivative assets, hedging	(3,041)	(5,447)
Total of net derivative assets, hedging	711	1,216
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(5,297)	(9,835)
Impact of netting arrangements on derivative liabilities, hedging	5,005	9,324
Total of net derivative liabilities, hedging	(292)	(511)
Total derivatives carrying value, Assets
Gross derivative assets	47,467	62,762
Impact of netting arrangements on derivative assets	(28,340)	(39,968)
Total of net derivative assets	19,127	22,794
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(48,259)	(67,278)
Impact of netting arrangements on derivative liabilities	30,370	44,499
Total of net derivative liabilities	(17,889)	(22,779)
Parent Entity | Interest rate contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	30,895	44,686
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(29,886)	(43,287)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	3,228	5,749
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(5,261)	(9,807)
Total derivatives carrying value, Assets
Gross derivative assets	34,123	50,435
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(35,147)	(53,094)
Parent Entity | Interest rate contracts | Forward rate agreements
Derivative Assets Held for Trading
Gross derivative assets, trading	1	14
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(1)	(14)
Total derivatives carrying value, Assets
Gross derivative assets	1	14
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(1)	(14)
Parent Entity | Interest rate contracts | Swap agreements
Derivative Assets Held for Trading
Gross derivative assets, trading	30,779	44,511
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(29,764)	(43,108)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	3,228	5,749
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(5,261)	(9,807)
Total derivatives carrying value, Assets
Gross derivative assets	34,007	50,260
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(35,025)	(52,915)
Parent Entity | Interest rate contracts | Interest rate options
Derivative Assets Held for Trading
Gross derivative assets, trading	115	161
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(121)	(165)
Total derivatives carrying value, Assets
Gross derivative assets	115	161
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(121)	(165)
Parent Entity | FX contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	12,579	11,001
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(12,701)	(13,893)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	524	914
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(36)	(28)
Total derivatives carrying value, Assets
Gross derivative assets	13,103	11,915
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(12,737)	(13,921)
Parent Entity | FX contracts | Spot and forward contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	5,929	5,641
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(5,603)	(4,821)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	5	14
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(2)	(19)
Total derivatives carrying value, Assets
Gross derivative assets	5,934	5,655
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(5,605)	(4,840)
Parent Entity | FX contracts | Cross currency swap agreements
Derivative Assets Held for Trading
Gross derivative assets, trading	6,452	4,977
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(6,925)	(8,872)
Derivative Assets Held for Hedging
Gross derivative assets, hedging	519	900
Derivative Liabilities Held for Hedging
Gross derivative liabilities, hedging	(34)	(9)
Total derivatives carrying value, Assets
Gross derivative assets	6,971	5,877
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(6,959)	(8,881)
Parent Entity | FX contracts | Fx options
Derivative Assets Held for Trading
Gross derivative assets, trading	198	383
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(173)	(200)
Total derivatives carrying value, Assets
Gross derivative assets	198	383
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(173)	(200)
Parent Entity | Credit default swaps
Derivative Assets Held for Trading
Gross derivative assets, trading	13	57
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(15)	(59)
Total derivatives carrying value, Assets
Gross derivative assets	13	57
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15)	(59)
Parent Entity | Credit default swaps | Credit protection bought
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(15)	(59)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(15)	(59)
Parent Entity | Credit default swaps | Credit protection sold
Derivative Assets Held for Trading
Gross derivative assets, trading	13	57
Total derivatives carrying value, Assets
Gross derivative assets	13	57
Parent Entity | Commodity contracts
Derivative Assets Held for Trading
Gross derivative assets, trading	227	352
Derivative Liabilities Held for Trading
Gross derivative liabilities, trading	(360)	(204)
Total derivatives carrying value, Assets
Gross derivative assets	227	352
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(360)	(204)
Parent Entity | Equities
Derivative Assets Held for Trading
Gross derivative assets, trading	1	3
Total derivatives carrying value, Assets
Gross derivative assets	$ 1	$ 3